GENERAL AND ADMINISTRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Corporate administration	$ 5,730	$ 6,225
Salaries and benefits	9,522	7,537
Professional fees	3,260	3,328
Total general and administrative	$ 18,512	$ 17,090